UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

Morgan Dempsey Large
Cap Value ETF

Annual Report

March 31, 2024

MORGAN DEMPSEY LARGE CAP VALUE ETF

LETTER TO SHAREHOLDERS
March 31, 2024 (Unaudited)

Dear Morgan Dempsey Large Cap Value ETF Shareholders,

Thank you for your investment in the Morgan Dempsey Large Cap Value ETF (“MDLV” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception on April 26, 2023 through March 31, 2024 (“FY 2024”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in dividend paying companies that the Fund’s sub-adviser, Morgan Dempsey Capital Management, LLC (the “Sub-Adviser”), believes are attractively valued.

For FY 2024, MDLV was up 5.88% at its market price and up 5.77% at net asset value (“NAV”). Over the period, MDLV underperformed the Solactive US Large Cap Minimum Downside Volatility Index, which was up 12.61%. Over the period, MDLV underperformed the Solactive US Large Cap Minimum Downside Volatility Index, which was up 12.61% (see Investment Performance & Market Conditions paragraph). We are using the Since Inception (April 26, 2023) performance because the Fund is launched less than one year.

The best and worst securities listed below are based on their contribution to the Fund’s return over FY 2024, taking into consideration the weighting of each security.

The best performing security in the Fund’s portfolio during FY 2024 was Phillips 66, which returned 2.20%. The second-best performing security was International Business Machines Corp (IBM), which returned 1.64%. The third best performing security for the period was Citigroup Inc., which returned 1.11%.

The worst performing security in the Fund’s portfolio during FY 2024 was Pfizer Inc., which returned -0.82%. The second worst performing security was Advance Auto Parts, Inc., which returned -0.80%. The third worst performing security was General Mills Inc., which returned -0.75%.

MDLV distributes income to shareholders on an annual basis.

The objective of the Fund is to deliver a high level of income, competitive total return experience over a full market cycle and strive to deliver above average risk-adjusted returns.

Investment Performance & Market Conditions
Investment markets in 2023 continued to focus on monetary policy as the Federal Reserve (the “Fed”) continued its work to bring inflation down to a desired target level of 2%. The consumer price index (CPI-Inflation Index) softened in the first half of 2023 coming down from the January 6.36% and bottomed out in June at 3.05%. This improvement on the inflation front prompted speculation by investors that the Fed would need to reduce interest rates in 2024. The anticipation of future lower interest rates drove US Large Cap Growth stocks to the highest return since 1979 and generated the 2nd largest return spread between growth and value stocks since 1979. Stocks with no to very little dividend yields were the primary benefactors in 2023. The 2023 year themes in the market carried over into the 1st quarter of 2024.

Market Exposure	2023 Total Return
*Large Cap Growth	42.68%
*Large Cap Value	11.46%
Large Cap Growth: Russell 1000 Growth Index; Large Cap Value: Russell 1000 Value Index

This letter covers the fiscal year ending March 31, 2024 but it is relevant to note that in April 2024 the afore described market conditions have completely reversed course. Inflation, the economy and jobs market have proven to be surprisingly strong which has crushed the market speculation of the Fed easing interest rates in 2024. Investors are currently preparing themselves for a “higher for longer” interest rate environment. This change in sentiment has benefited the Fund on a relative return basis.

As value managers we often find ourselves reflecting on the sage wisdom of arguably the most well-known value manager of all time: Warren Buffet. At Morgan Dempsey we believe valuation has a significant impact on the long-term performance

MORGAN DEMPSEY LARGE CAP VALUE ETF

LETTER TO SHAREHOLDERS (CONTINUED)
March 31, 2024 (Unaudited)

opportunity of the investment. Warren Buffett puts it this way, “It’s far better to buy a wonderful company at a fair price than a fair company at a wonderful price.”

We appreciate your continued investment in the Fund.

Sincerely,

Dave Isaacson
Chief Executive Officer
Morgan Dempsey Capital Management, LLC

MORGAN DEMPSEY LARGE CAP VALUE ETF

LETTER TO SHAREHOLDERS (CONTINUED)
March 31, 2024 (Unaudited)

Solactive US Large Cap Minimum Downside Volatility Index is designed to track the performance of US companies and construct a portfolio which exhibits low downside volatility and avoids excessive sector concentration and index turnover.

The Russell 1000 Value Index is a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index, which represent about 93% of the total market capitalization of that index.

The Russell 1000 Growth Index measures the performance of the large-cap value segment of the US equity universe.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following principal risks, among others:

Please refer to Note 3 to the Notes to Financial Statements for the Fund’s risk information.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC dba EA Advisers. The Fund’s investment sub-adviser is Morgan Dempsey Capital Management, LLC.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Growth of $10,000 (Unaudited)
$12,000
$11,000
$10,000
$9,000
$11,261
$10,588
$10,577
4/26/23
4/30/23
5/31/23
6/30/23
7/31/23
8/31/23
9/30/23
10/31/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
Morgan Dempsey Large Value ETF - NAV
Morgan Dempsey Large Value ETF - Market
Solactive US Large Cap Minimum Downside Volatility Index

Cumulative Return*
Since Inception (April 26, 2023)
Morgan Dempsey Large Value ETF - NAV	5.77%
Morgan Dempsey Large Value ETF - Market	5.88%
Solactive US Large Cap Downside Volatility Index	12.61%

*This chart assumes an initial gross investment of $10,000 made on April 26, 2023. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN DEMPSEY LARGE CAP VALUE ETF

Tabular Presentation of Schedule of Investments
As of March 31, 2024 (Unaudited)

Sector	% Net Assets
Energy	14.8%
Consumer Staples	14.5%
Health Care	14.2%
Industrials	12.0%
Information Technology	7.1%
Utilities	6.7%
Financials	6.7%
Communication Services	6.2%
Consumer Discretionary	5.5%
Materials	4.3%
Exchange-Traded Funds	3.2%
Real Estate	2.6%
Money Market Funds	1.2%
Other Assets in Excess of Liabilities[1]	1.0%
Total	100.0%

1	Cash, cash equivalents, and other assets in excess of liabilities.

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2024

COMMON STOCKS - 92.0%	Shares	Value
Aerospace & Defense - 6.4%
General Dynamics Corp.	1,329	$375,428
Lockheed Martin Corp.	676	307,492
		682,920

Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	1,821	270,655

Beverages - 3.0%
Coca-Cola Co.	5,259	321,746

Biotechnology - 3.4%
Gilead Sciences, Inc.	4,902	359,072

Commodity Chemicals - 2.5%
LyondellBasell Industries NV - Class A	2,646	270,633

Communications Equipment - 3.1%
Cisco Systems, Inc.	6,705	334,647

Diversified Banks - 3.6%
Citigroup, Inc.	6,100	385,764

Diversified Metals & Mining - 1.8%
Rio Tinto PLC - ADR	3,011	191,921

Diversified Telecommunication Services - 3.1%
Verizon Communications, Inc.	7,890	331,064

Electric Utilities - 5.3%
Duke Energy Corp.	2,670	258,216
Southern Co.	4,292	307,908
		566,124

Food Products - 5.8%
General Mills, Inc.	4,145	290,026
Kraft Heinz Co.	8,771	323,650
		613,676

Health Care Equipment - 2.2%
Medtronic PLC	2,674	233,039

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEUDLE OF INVESTMENTS (CONTINUED)
March 31, 2024

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	1,187	$334,675

Household Products - 3.1%
Procter & Gamble Co.	2,071	336,020

Integrated Telecommunication Services - 3.1%
AT&T, Inc.	18,791	330,722

IT Consulting & Other Services - 4.0%
International Business Machines Corp.	2,260	431,570

Leisure Products - 2.4%
Hasbro, Inc.	4,515	255,188

Life & Health Insurance - 3.1%
Prudential Financial, Inc.	2,822	331,303

Machinery - 3.1%
Cummins, Inc.	1,110	327,062

Multi-Utilities - 1.4%
WEC Energy Group, Inc.	1,840	151,101

Oil & Gas Storage & Transportation - 3.0%
Enbridge, Inc.	3,587	129,778
Pembina Pipeline Corp.	5,374	189,917
		319,695

Oil, Gas & Consumable Fuels - 11.8%
Chevron Corp.	2,088	329,361
Exxon Mobil Corp.	3,932	457,056
Phillips 66	2,868	468,458
		1,254,875

Pharmaceuticals - 8.6%
Johnson & Johnson	1,727	273,194
Merck & Co., Inc.	2,795	368,799
Pfizer, Inc.	9,896	274,614
		916,607

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
SCHEUDLE OF INVESTMENTS (CONTINUED)
March 31, 2024

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Tobacco - 2.6%
Philip Morris International, Inc.	3,031	$277,700
TOTAL COMMON STOCKS (Cost $9,730,270)		9,827,779

EXCHANGE TRADED FUNDS - 3.2%
SPDR Bloomberg 1-3 Month T-Bill ETF	3,710	340,578
TOTAL EXCHANGE TRADED FUNDS (Cost $340,294)		340,578

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Crown Castle, Inc.	2,607	275,899
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $292,545)		275,899

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 5.25%(a)	123,340	123,340
TOTAL SHORT-TERM INVESTMENTS (Cost $123,340)		123,340

TOTAL INVESTMENTS - 99.0% (Cost $10,486,449)		$10,567,596
Other Assets in Excess of Liabilities - 1.0%		102,926
TOTAL NET ASSETS - 100.0%		$10,670,522

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a) The rate shown represents the 7-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments in securities, at value (See Note 2)	$10,567,596
Cash	4,119
Receivable for investments sold	290,108
Dividends and interest receivable	13,998
Total assets	10,875,821
Liabilities:
Accrued investment advisory fees (See Note 4)	3,493
Payable for investment securities purchased	201,806
Total liabilities	205,299
Net Assets	$10,670,522

Net Assets Consist of:
Paid-in capital	$10,870,458
Total distributable earnings (accumulated deficit)	(199,936)
Net Assets:	$10,670,522

Calculation of Net Asset Value Per Share:
Net Assets	$10,670,522
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	420,000
Net Asset Value per Share	$25.41

Investments in securities, at cost	$10,486,449

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2024(1)

Investment Income:
Dividend income	$523,111
Interest income	24,504
Securities lending income, net (See Note 5)	100
Total investment income	547,715

Expenses:
Investment advisory fees (See Note 4)	77,850
Net expenses	77,850

Net Investment Income (Loss)	469,865

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	152,879
152,879
Net change in unrealized appreciation (depreciation) on:
Investments	81,147
81,147
Net realized and unrealized gain (loss) on investments:	234,026
Net Increase (Decrease) in Net Assets Resulting from Operations	$703,891

(1) The Fund commenced operations on April 26, 2023.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
 STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2024⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$469,865
Net realized gain (loss) on investments	152,879
Net change in unrealized appreciation (depreciation) on investments	81,147
Net increase (decrease) in net assets resulting from operations	703,891

Distributions to Shareholders:
Dividends and Distributions	(469,865)
Return of Capital	(9,371)
Total distributions to shareholders	(479,236)

Capital Share Transactions:
Proceeds from shares sold	53,311,287
Payments for shares redeemed	(42,865,420)
Net increase (decrease) in net assets derived from net change in capital share transactions	10,445,867
Net Increase (Decrease) in Net Assets	10,670,522

Net Assets:
Beginning of period	—
End of period	$10,670,522

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	2,230,000
Shares repurchased	(1,810,000)
Shares outstanding, end of period	420,000

 (1) The Fund commenced operations on April 26, 2023.
The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(5)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
April 26, 2023(7) to March 31, 2024	$24.78	0.78	0.59	1.37	(0.72)	(0.02)	(0.74)	$25.41	5.77%	$10,671	0.58%	3.51%	23%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Net expenses do not include expenses of the investment companies in which the Fund invests.
(6) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(7) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2024

NOTE 1 – ORGANIZATION

Morgan Dempsey Large Cap Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is diversified. The Fund commenced operations on April 26, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek a high level of current income and long-term capital appreciation.

Shares of the Fund are listed and traded on Cboe BZX, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets*
Common Stocks	$9,827,779	$—	$—	$9,827,779
Exchange Traded Funds	340,578	—	—	340,578
Real Estate Investment Trusts	275,899	—	—	275,899
Money Market Funds	123,340	—	—	123,340
Total Investments in Securities	$10,567,596	$—	$—	$10,567,596

*	Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended March 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid quarterly and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended March 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(433,962)	$433,962

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Value-Style Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true values. The market may not favor value oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. Value stocks can perform differently from the market as a whole and from other types of stocks. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

Dividend-Paying Common Equity Security Risk. The Fund will normally receive income from dividends that are paid by issuers of the Fund’s investments. The amount of the dividend payments may vary and depends on performance and decisions of the issuer. Poor performance by the issuer or other factors may cause the issuer to lower or eliminate dividend payments to investors, including the Fund. Additionally, these types of securities may fall out of favor with investors and underperform the broader market.

Foreign Investment Risk. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in securities of U.S. companies. Investments in or exposures to foreign markets are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Depositary Receipt Risk. The risks of investments in depositary receipts, including ADRs, are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In addition, the underlying issuers of certain depositary receipts, particularly unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through any voting rights with respect to the deposited securities. Therefore, the Sub-Adviser will not be able to vote on any matters with respect to these instruments.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for various reasons.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.58% to the Adviser monthly based on average daily net assets.

Morgan Dempsey Capital Management, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities

Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the fiscal period was $100.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$3,465,054	$3,031,540

For the fiscal period ended March 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$50,966,037	$41,178,760

For the fiscal period ended March 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$433,962	$—

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

MORGAN DEMPSEY LARGE CAP VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
March 31, 2024

NOTE 7 - TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2024, were as follows:

Tax cost of Investments	$10,497,422
Gross tax unrealized appreciation	$362,033
Gross tax unrealized depreciation	(291,859)
Net tax unrealized appreciation (depreciation)	$70,174
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(270,110)
Total accumulated gain (loss)	$(199,936)

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended March 31, 2024, the Fund did not defer, on a tax basis, any qualified late year losses or post-October capital losses.

At March 31, 2024, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(270,110)	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended March 31, 2024, was as follows:

Ordinary Income	Return of Capital
$469,865	$9,371

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Morgan Dempsey Large Cap Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Morgan Dempsey Large Cap Value ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of March 31, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 26, 2023 (commencement of operations) to March 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 29, 2024

MORGAN DEMPSEY LARGE CAP VALUE ETF

EXPENSE EXAMPLE
March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period

Actual[1]	0.58%	$1,000.00	$1,126.40	$3.08
Hypothetical (5% annual return before expenses)	0.58%	1,000.00	1,022.10	2.93

1	Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the period.

MORGAN DEMPSEY LARGE CAP VALUE ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 96.58%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended March 31, 2024 was 80.19%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

MORGAN DEMPSEY LARGE CAP VALUE ETF

MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	52	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	52	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	52	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	52	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additional Information (SAI).

MORGAN DEMPSEY LARGE CAP VALUE ETF

MANAGEMENT OF THE FUND (CONTINUED)

OFFICERS

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

MORGAN DEMPSEY LARGE CAP VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://morgandempseyfunds.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://morgandempseyfunds.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://morgandempseyfunds.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

 Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
Morgan Dempsey Capital Management, LLC
111 Heritage Reserve #200
Menomonee Falls, Wisconsin 53051

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310,
Leawood, Kansas 66211

Morgan Dempsey Large Cap Value ETF
Symbol – MDLV
CUSIP – 02072L482

This material must be preceded or accompanied by a prospectus.

(b) Not applicable.

 Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 3/31/2024
Audit Fees	$7,250
Audit-Related Fees	N/A
Tax Fees	$1,750
All Other Fees	N/A
(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by its principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 3/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2024
Registrant	N/A
Registrant’s Investment Adviser	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President, Chief Executive Officer and Principal Executive Officer

Date:	June 3, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Principal Financial Officer

Date:	June 3, 2024